UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2014

Item 1. Schedule of Investments.

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2014

	Number
	of	Value
	Shares	(U.S. $)
Common Stock – 77.16%
Consumer Discretionary – 4.71%
DIRECTV Class A †	1,550	$120,280
General Motors †	2,120	76,744
Hertz Global Holdings †	3,700	103,637
Johnson Controls	38,200	1,887,080
Las Vegas Sands	1,030	87,808
Lowe’s	35,000	1,751,050
Quiksilver †	15,209	118,630
Tarkett Class W/I †	10,050	432,791
Time Warner Cable	602	84,491
United Rentals †	500	44,170
		4,706,681
Consumer Staples – 7.22%
Archer-Daniels-Midland	42,900	1,741,740
CVS Caremark	25,700	1,879,698
Hanesbrands	590	43,235
Kraft Foods Group	32,133	1,775,991
Mondelez International
Class A	52,200	1,776,366
		7,217,030
Diversified REITs – 1.51%
Fibra Uno Administracion	129,600	408,651
Fifth Street Finance	23,143	227,264
Lexington Realty Trust	69,300	790,713
Nieuwe Steen Investments	269	1,666
Vornado Realty Trust	865	83,291
		1,511,585
Energy – 8.99%
Chevron	14,900	1,718,417
ConocoPhillips	24,000	1,596,000
Halcon Resources †	1,038	3,956
Halliburton	35,700	2,034,900
Kodiak Oil & Gas †	10,439	123,285
Marathon Oil	49,800	1,668,300
Occidental Petroleum	18,100	1,747,012
Range Resources	1,217	104,723
		8,996,593
Financials – 7.00%
Allstate	32,900	1,785,154
Bank of New York Mellon	54,200	1,734,400
Marsh & McLennan	38,200	1,839,712
Travelers	19,600	1,643,264
		7,002,530
Healthcare – 11.37%
Akorn †	3,870	99,923
Baxter International	26,700	1,855,650
Cardinal Health	29,100	2,081,523
Johnson & Johnson	18,600	1,713,432
LTC Properties	2,800	105,504
Merck	33,400	1,903,466
Pfizer	56,289	1,807,440
Quest Diagnostics	32,300	1,711,900
Valeant Pharmaceuticals
International †	610	88,365
		11,367,203
Healthcare REITs – 0.89%
HCP	7,450	288,837
Health Care REIT	5,260	308,972
Healthcare Trust of America
Class A	26,000	291,980
		889,789
Hotel REITs – 0.73%
Ashford Hospitality Prime	1,800	30,150
Ashford Hospitality Trust	9,000	100,620
DiamondRock Hospitality	12,300	155,226
LaSalle Hotel Properties	3,100	97,154
Summit Hotel Properties	37,600	347,424
		730,574
Industrial REITs – 1.21%
First Industrial Realty Trust	26,400	507,936
Prologis	1,080	44,485
STAG Industrial	21,700	505,827
Terreno Realty	8,000	149,440
		1,207,688
Industrials – 5.66%
B/E Aerospace †	500	42,125
Mueller Water Products
Class A	4,338	41,862
Northrop Grumman	16,200	1,960,686
Raytheon	19,700	1,928,827
Waste Management	40,700	1,689,050
		5,662,550
Information Technology – 9.34%
Broadcom Class A	65,600	1,949,632
Cisco Systems	77,800	1,696,040
Intel	74,500	1,844,620
Motorola Solutions	28,442	1,882,860

(continues)          NQ-DDF [2/14] 4/14 (12348) 1

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

	Number
	of	Value
	Shares	(U.S. $)
Common Stock (continued)
Information Technology (continued)
NCR †	1,250	$42,563
Xerox	175,200	1,925,448
		9,341,163
Mall REITs – 1.96%
CBL & Associates Properties	11,834	210,527
General Growth Properties	4,429	97,527
Macerich	1,326	79,732
Rouse Properties *	228	4,268
Simon Property Group	9,747	1,572,094
		1,964,148
Manufactured Housing REIT – 0.37%
Sun Communities	8,100	373,086
		373,086
Materials – 1.92%
duPont (E.I.) deNemours	28,800	1,918,656
		1,918,656
Mixed REITs – 0.22%
Liberty Property Trust	2,300	87,998
PS Business Parks	1,600	134,432
		222,430
Mortgage REIT – 0.32%
Starwood Property Trust	13,500	324,270
		324,270
Multifamily REITs – 1.38%
Apartment Investment &
Management	12,119	362,237
BRE Properties	4,200	259,434
Camden Property Trust	2,950	196,765
Education Realty Trust	25,000	235,750
Equity Residential	5,600	327,432
		1,381,618
Office REITs – 1.29%
Alstria Office REIT	23,400	325,078
Corporate Office Properties
Trust	18,300	488,061
Parkway Properties	25,700	473,651
		1,286,790
Self-Storage REITs – 0.40%
Extra Space Storage	8,100	397,710
		397,710
Shopping Center REITs – 1.84%
Agree Realty	19,600	602,504
Equity One	6,800	157,760
Federal Realty Investment
Trust	300	33,393
First Capital Realty *	11,881	190,628
Kimco Realty	17,230	383,540
Ramco-Gershenson Properties
Trust	12,900	215,430
Weingarten Realty Investors	3,000	91,500
Wheeler Real Estate
Investment Trust	37,700	169,650
		1,844,405
Single Tenant REITs – 0.52%
American Realty Capital
Properties	21,700	318,773
National Retail Properties *	5,700	204,573
		523,346
Specialty REITs – 2.77%
AMC Entertainment
Holdings †	16,400	375,396
EPR Properties	2,420	128,889
Gladstone Land	27,600	353,280
Home Loan Servicing
Solutions	39,400	808,488
Plum Creek Timber	5,785	250,433
Rayonier	2,500	117,725
Santander Consumer USA
Holdings †	10,952	277,414
Solar Capital	17,228	382,806
Starwood Waypoint
Residential Trust †	2,700	73,197
		2,767,628
Telecommunications – 3.51%
AT&T	48,400	1,545,412
Century Communications =†	500,000	0
CenturyLink	2,699	84,371
Frontier Communications *	33,800	164,944
Orange ADR	5,100	63,393
Verizon Communications	34,800	1,655,784
		3,513,904
Utilities – 2.03%
American Water Works	3,600	161,424

2 NQ-DDF [2/14] 4/14 (12348)

(Unaudited)

	Number
	of	Value
	Shares	(U.S. $)
Common Stock (continued)
Utilities (continued)
Edison International	35,700	$1,869,609
		2,031,033

Total Common Stock
(cost $56,077,524)		77,182,410

Convertible Preferred Stock – 3.32%
ArcelorMittal 6.00% exercise
price $20.61, expiration
date 12/21/15	4,625	110,783
Chesapeake Energy 144A
5.75% exercise price
$27.83, expiration date
12/31/49 #	258	288,799
El Paso Energy Capital Trust I
4.75% exercise price
$34.49, expiration date
3/31/28	5,250	268,590
Goodyear Tire & Rubber
5.875% exercise price
$18.21, expiration date
3/31/14	2,900	217,047
Halcon Resources 5.75%
exercise price $6.16,
expiration date 12/31/49	257	191,208
HealthSouth 6.50% exercise
price $30.17, expiration
date 12/31/49	238	293,692
Huntington Bancshares
8.50% exercise price
$11.95, expiration date
12/31/49	182	231,140
Intelsat 5.75% exercise price
$22.05, expiration date
5/1/16	6,560	350,960
Maiden Holdings 7.25%
exercise price $15.50,
expiration date 9/15/16	6,000	270,720
MetLife 5.00% exercise price
$44.27, expiration date
3/26/14	8,575	253,734
SandRidge Energy
7.00% exercise price
$7.76, expiration date
12/31/49	1,600	164,100
8.50% exercise price
$8.01, expiration date
12/31/49	1,780	187,345
Wells Fargo 7.50% exercise
price $156.71, expiration
date 12/31/49	259	305,102
Weyerhaeuser 6.375%
exercise price $33.30,
expiration date 7/1/16 *	1,788	97,374
Wheeler Real Estate
Investment Trust 9.00%
exercise price $5.50,
expiration date
12/31/49 @=	86	89,795
Total Convertible Preferred
Stock (cost $3,131,730)		3,320,389

	Principal
	Amount°
Convertible Bonds – 9.06%
Basic Industry – 0.24%
Peabody Energy 4.75%
exercise price $57.62,
expiration date 12/15/41 *	135,000	108,000
Steel Dynamics 5.125%
exercise price $17.14,
expiration date 6/15/14	122,000	133,209
		241,209
Capital Goods – 0.59%
L-3 Communications Holdings
3.00% exercise price
$89.08, expiration date
8/1/35	275,000	359,734
Titan Machinery 3.75%
exercise price $43.17,
expiration date 4/30/19	277,000	236,489
		596,223

(continues)          NQ-DDF [2/14] 4/14 (12348) 3

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	Amount°	(U.S. $)
Convertible Bonds (continued)
Communications – 1.46%
Alaska Communications
Systems Group 144A
6.25% exercise price
$10.28, expiration date
4/27/18 #	253,000	$214,576
Blucora 144A 4.25% exercise
price $21.66, expiration
date 3/29/19 #	124,000	138,958
Clearwire Communications
144A 8.25% exercise price
$7.08, expiration date
11/30/40 #	213,000	247,613
Equinix 4.75% exercise price
$84.32, expiration date
6/13/16	37,000	86,071
Liberty Interactive 144A
0.75% exercise price
$1,000.00, expiration date
3/30/43 #	205,000	260,350
Liberty Interactive 144A
1.00% exercise price
$74.31, expiration date
9/28/43 #	364,000	381,290
SBA Communications 4.00%
exercise price $30.38,
expiration date 9/29/14	41,000	128,202
		1,457,060
Consumer Cyclical – 1.08%
ArvinMeritor 4.00% exercise
price $26.73, expiration
date 2/12/27 ϕ	394,000	405,081
Iconix Brand Group 2.50%
exercise price $30.75,
expiration date 5/31/16	164,000	228,063
Live Nation Entertainment
2.875% exercise price
$27.14, expiration date
7/14/27	434,000	444,579
		1,077,723
Consumer Non-Cyclical – 1.67%
Alere 3.00% exercise price
$43.98, expiration date
5/15/16	228,000	257,925
Dendreon 2.875% exercise
price $51.24, expiration
date 1/13/16	156,000	115,245
Hologic 2.00% exercise price
$38.59, expiration date
12/15/43 ϕ	227,000	237,641
Hologic 2.00% exercise price
$31.17, expiration date
2/27/42 ϕ	214,000	220,153
Mylan 3.75% exercise price
$13.32, expiration date
9/15/15	65,000	271,903
NuVasive 2.75% exercise
price $42.13, expiration
date 6/30/17	380,000	441,988
Vector Group 2.50% exercise
price $17.62, expiration
date 1/14/19 •	97,000	124,533
		1,669,388
Energy – 0.78%
Chesapeake Energy 2.50%
exercise price $50.90,
expiration date 5/15/37	126,000	129,308
Energy XXI Bermuda 144A
3.00% exercise price
$40.40, expiration date
12/13/18 #	291,000	281,543
Helix Energy Solutions Group
3.25% exercise price
$25.02, expiration date
3/12/32 *	140,000	173,688
Vantage Drilling 144A 5.50%
exercise price $2.39,
expiration date 7/15/43 #	189,000	200,222
		784,761
Financials – 0.51%
Ares Capital 5.75% exercise
price $19.13, expiration
date 2/1/16	189,000	206,483
BGC Partners 4.50% exercise
price $9.84, expiration
date 7/13/16	287,000	305,117
		511,600

4 NQ-DDF [2/14] 4/14 (12348)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Convertible Bonds (continued)
Healthcare – 0.13%
Salix Pharmaceuticals 1.50%
exercise price $65.81,
expiration date 3/15/19	72,000	$127,665
		127,665
Industrials – 0.17%
General Cable 5.00% exercise
price $35.88, expiration
date 11/15/29 ϕ	148,000	167,425
		167,425
Real Estate Investment Trusts – 0.89%
Blackstone Mortgage Trust
5.25% exercise price
$28.66, expiration date
12/1/18	255,000	281,934
Campus Crest Communities
Operating Partnership
144A 4.75% exercise price
$12.56, expiration date
10/11/18 #	224,000	222,600
Forest City Enterprises 144A
3.625% exercise price
$24.21, expiration date
8/14/20 #	140,000	147,000
Lexington Realty Trust 144A
6.00% exercise price
$6.76, expiration date
1/11/30 #	139,000	235,084
		886,618
Technology – 1.54%
Ciena 144A 3.75% exercise
price $20.17, expiration
date 10/15/18 #	179,000	264,696
Intel 3.25% exercise price
$21.71, expiration date
8/1/39 *	155,000	209,638
Nuance Communications
2.75% exercise price
$32.30, expiration date
11/1/31	160,000	159,400
SanDisk 1.50% exercise price
$51.83, expiration date
8/11/17	186,000	285,161
TIBCO Software 2.25%
exercise price $50.57,
expiration date 4/30/32 *	354,000	359,089
VeriSign 3.25% exercise price
$34.37, expiration date
8/15/37	158,000	268,106
		1,546,090
Total Convertible Bonds
(cost $7,819,589)		9,065,762

Corporate Bonds – 31.33%
Automobiles – 1.44%
American Axle &
Manufacturing
7.75% 11/15/19	103,000	119,223
Chassix 144A
9.25% 8/1/18 #	105,000	113,138
Chrysler Group
8.25% 6/15/21 *	230,000	261,625
Cooper-Standard Holding
144A PIK 7.375%
4/1/18 #❆	190,000	194,750
General Motors 144A
6.25% 10/2/43 #	115,000	127,938
General Motors Financial
6.75% 6/1/18	180,000	210,600
International Automotive
Components Group 144A
9.125% 6/1/18 #	220,000	232,650
Meritor
6.25% 2/15/24	65,000	66,625
6.75% 6/15/21	110,000	117,425
		1,443,974
Banking – 0.82%
Barclays Bank
7.625% 11/21/22	200,000	221,500
HBOS Capital Funding 144A
6.071% 6/29/49 #•	270,000	272,025
JPMorgan Chase
6.75% 1/29/49 •	120,000	126,600
RBS Capital Trust I
2.112% 12/29/49 •	205,000	200,900
		821,025
Basic Industry – 4.25%
AK Steel 7.625% 5/15/20 *	109,000	108,455

(continues)          NQ-DDF [2/14] 4/14 (12348) 5

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
APERAM 144A
7.75% 4/1/18 #	150,000	$159,000
ArcelorMittal 6.125% 6/1/18	280,000	309,050
Arch Coal 144A
8.00% 1/15/19 #*	175,000	177,188
Axalta Coating System 144A
7.375% 5/1/21 #*	150,000	162,750
Builders FirstSource 144A
7.625% 6/1/21 #	197,000	211,283
Cemex Espana Luxembourg
144A 9.25% 5/12/20 #	186,000	204,414
Cloud Peak Energy Resources
6.375% 3/15/24	35,000	36,313
CPG Merger Sub 144A
8.00% 10/1/21 #	185,000	199,800
First Quantum Minerals
144A 6.75% 2/15/20 #	97,000	100,395
144A 7.00% 2/15/21 #	97,000	100,638
FMG Resources August 2006
144A 6.875% 4/1/22 #*	212,000	230,815
HD Supply 11.50% 7/15/20	170,000	207,825
Headwaters 7.625% 4/1/19	40,000	43,600
INEOS Group Holdings 144A
5.875% 2/15/19 #	200,000	206,500
JMC Steel Group 144A
8.25% 3/15/18 #	145,000	151,344
LSB Industries 144A
7.75% 8/1/19 #	40,000	43,100
Masonite International 144A
8.25% 4/15/21 #	205,000	226,525
New Gold 144A
6.25% 11/15/22 #	190,000	190,950
Nortek 8.50% 4/15/21	154,000	173,250
Perstorp Holding 144A
8.75% 5/15/17 #	200,000	215,750
Ryerson
9.00% 10/15/17	120,000	131,100
11.25% 10/15/18	50,000	56,375
Sappi Papier Holding 144A
8.375% 6/15/19 #	200,000	223,000
Taminco Global Chemical
144A 9.75% 3/31/20 #	57,000	64,980
TPC Group 144A
8.75% 12/15/20 #	210,000	227,850
Wise Metals Group 144A
8.75% 12/15/18 #	80,000	86,800
		4,249,050
Capital Goods – 1.84%
Accudyne Industries 144A
7.75% 12/15/20 #*	180,000	193,500
Beverage Packaging Holdings
Luxembourg II
144A 5.625% 12/15/16 #	45,000	46,519
144A 6.00% 6/15/17 #	45,000	46,913
BlueLine Rental Finance 144A
7.00% 2/1/19 #	110,000	116,463
BOE Intermediate Holding
144A PIK 9.75%
11/1/17 #✥	108,185	116,366
BOE Merger 144A PIK 9.50%
11/1/17 #❆	182,000	194,285
Consolidated Container 144A
10.125% 7/15/20 #	171,000	182,543
Milacron 144A
7.75% 2/15/21 #	180,000	193,500
Plastipak Holdings 144A
6.50% 10/1/21 #	145,000	150,800
Reynolds Group Issuer
8.25% 2/15/21 *	200,000	219,500
9.875% 8/15/19	170,000	192,525
TransDigm 7.50% 7/15/21	95,000	105,213
Vander Intermediate Holding
II 144A PIK 9.75%
2/1/19 #❆	75,000	78,000
		1,836,127
Communications – 3.05%
CenturyLink 6.75% 12/1/23	115,000	122,475
Digicel Group 144A
8.25% 9/30/20 #	221,000	234,813
Hughes Satellite Systems
7.625% 6/15/21	160,000	181,600
Intelsat Luxembourg
144A 7.75% 6/1/21 #	50,000	54,000
144A 8.125% 6/1/23 #	515,000	561,350
Level 3 Communications
8.875% 6/1/19	80,000	88,600
Level 3 Financing
144A 6.125% 1/15/21 #	5,000	5,300
7.00% 6/1/20 *	195,000	213,525

6 NQ-DDF [2/14] 4/14 (12348)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Communications (continued)
Sprint
144A 7.125% 6/15/24 #	230,000	$242,075
144A 7.25% 9/15/21 #	190,000	208,763
144A 7.875% 9/15/23 #	125,000	138,750
Sprint Capital 6.90% 5/1/19	125,000	138,125
T-Mobile USA
6.125% 1/15/22	55,000	58,300
6.25% 4/1/21	85,000	90,950
6.50% 1/15/24	35,000	37,188
6.731% 4/28/22	60,000	65,025
Wind Acquisition Finance
144A 11.75% 7/15/17 #	100,000	106,000
Windstream
7.50% 6/1/22	105,000	111,825
7.75% 10/1/21	115,000	124,775
Zayo Group 10.125% 7/1/20	227,000	264,171
		3,047,610
Consumer Cyclical – 2.43%
BI-LO 144A PIK 8.625%
9/15/18 #❆	130,000	136,175
Burlington Coat Factory
Warehouse
10.00% 2/15/19	115,000	128,513
Chinos Intermediate Holdings
144A PIK 7.75%
5/1/19 #*❆	95,000	99,513
Dave & Buster’s
Entertainment 144A
10.004% 2/15/16 #^	245,000	204,575
DBP Holding 144A
7.75% 10/15/20 #	235,000	229,713
Landry’s 144A
9.375% 5/1/20 #	220,000	243,100
Michaels Stores 144A
5.875% 12/15/20 #	145,000	147,175
Pantry 8.375% 8/1/20	195,000	211,575
Party City Holdings
8.875% 8/1/20	210,000	235,200
PF Chang’s China Bistro 144A
10.25% 6/30/20 #	195,000	211,088
Quiksilver 144A
7.875% 8/1/18 #	210,000	229,950
Rite Aid 6.75% 6/15/21 *	115,000	127,075
Roundy’s Supermarkets 144A
10.25% 12/15/20 #*	70,000	74,900
Tempur-Pedic International
6.875% 12/15/20	140,000	154,000
		2,432,552
Consumer Non-Cyclical – 0.65%
Crestview DS Merger Sub II
144A 10.00% 9/1/21 #	125,000	138,750
JBS USA 144A
8.25% 2/1/20 #	165,000	181,500
Smithfield Foods
6.625% 8/15/22	135,000	146,475
Spectrum Brands
6.375% 11/15/20	35,000	38,325
6.625% 11/15/22	135,000	147,825
		652,875
Energy – 4.50%
Calumet Specialty Products
Partners
7.625% 1/15/22	105,000	111,956
9.375% 5/1/19	180,000	199,800
Chaparral Energy
7.625% 11/15/22	90,000	98,100
8.25% 9/1/21	105,000	115,500
CHC Helicopter
9.375% 6/1/21 *	100,000	106,125
Chesapeake Energy
6.125% 2/15/21	26,000	28,860
6.625% 8/15/20	145,000	166,388
Comstock Resources
7.75% 4/1/19	176,000	189,200
Drill Rigs Holdings 144A
6.50% 10/1/17 #	195,000	205,725
Exterran Partners
6.00% 4/1/21	195,000	194,025
Genesis Energy
5.75% 2/15/21	215,000	221,988
Halcon Resources
8.875% 5/15/21	50,000	51,125
144A 9.75% 7/15/20 #	205,000	216,531
Hercules Offshore
144A 7.50% 10/1/21 #	95,000	100,938
144A 8.75% 7/15/21 #	55,000	61,600
Key Energy Services
6.75% 3/1/21	190,000	199,975
Laredo Petroleum
144A 5.625% 1/15/22 #	85,000	86,594
7.375% 5/1/22	45,000	50,175

(continues)          NQ-DDF [2/14] 4/14 (12348) 7

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Energy (continued)
Linn Energy
6.50% 5/15/19	17,000	$17,808
8.625% 4/15/20	41,000	44,895
Midstates Petroleum
9.25% 6/1/21	235,000	249,688
Murphy Oil U.S.A. 144A
6.00% 8/15/23 #	140,000	143,150
Northern Blizzard Resources
144A 7.25% 2/1/22 #	190,000	194,038
Northern Oil & Gas
8.00% 6/1/20	175,000	187,250
NuStar Logistics
6.75% 2/1/21	115,000	123,625
Oasis Petroleum 144A
6.875% 3/15/22 #	135,000	147,150
Offshore Group Investment
7.125% 4/1/23	90,000	92,475
PDC Energy 7.75% 10/15/22	185,000	203,038
Regency Energy Partners
5.875% 3/1/22	150,000	156,375
Samson Investment 144A
10.75% 2/15/20 #	141,000	157,391
SandRidge Energy
7.50% 3/15/21	60,000	63,750
8.125% 10/15/22	188,000	203,040
8.75% 1/15/20	25,000	27,188
Ultra Petroleum 144A
5.75% 12/15/18 #	80,000	84,000
		4,499,466
Financials – 0.22%
Nuveen Investments 144A
9.50% 10/15/20 #*	205,000	219,863
		219,863
Healthcare – 2.83%
Air Medical Group Holdings
9.25% 11/1/18	109,000	118,810
Biomet 6.50% 10/1/20	285,000	305,306
Community Health Systems
6.875% 2/1/22	135,000	143,859
7.125% 7/15/20	50,000	54,688
8.00% 11/15/19	124,000	138,384
Healthcare Technology
Intermediate 144A PIK
7.375% 9/1/18 #❆	185,000	192,400
Immucor 11.125% 8/15/19	155,000	175,538
Kinetic Concepts
10.50% 11/1/18	124,000	143,995
12.50% 11/1/19 *	85,000	98,600
MPH Intermediate Holding 2
144A PIK 8.375%
8/1/18 #❆	90,000	94,163
Par Pharmaceutical
7.375% 10/15/20	380,000	413,250
Radnet Management
10.375% 4/1/18 *	118,000	118,295
Salix Pharmaceuticals 144A
6.00% 1/15/21 #	225,000	241,313
Tenet Healthcare
144A 6.00% 10/1/20 #	85,000	91,534
8.125% 4/1/22	115,000	129,088
Truven Health Analytics
10.625% 6/1/20	70,000	79,625
Valeant Pharmaceuticals
International
144A 5.625% 12/1/21 #	130,000	138,288
144A 6.375% 10/15/20 #	105,000	115,238
144A 7.00% 10/1/20 #	35,000	38,369
		2,830,743
Insurance – 1.07%
American International Group
8.175% 5/15/58 •	170,000	219,776
Hockey Merger Sub 2 144A
7.875% 10/1/21 #	140,000	148,050
Liberty Mutual Group 144A
7.00% 3/15/37 #•	190,000	199,025
Onex USI Aquisition 144A
7.75% 1/15/21 #	190,000	198,550
XL Group 6.50% 12/29/49 •	305,000	302,331
		1,067,732
Media – 2.96%
CCO Holdings
5.25% 9/30/22	195,000	195,488
Cequel Communications
Holdings I 144A
6.375% 9/15/20 #	145,000	154,063
Clear Channel Worldwide
Holdings 7.625% 3/15/20	225,000	244,590
Columbus International 144A
11.50% 11/20/14 #	130,000	138,125

8 NQ-DDF [2/14] 4/14 (12348)

(Unaudited)

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Media (continued)
CSC Holdings
6.75% 11/15/21	190,000	$215,175
DISH DBS 5.00% 3/15/23	105,000	104,475
Gray Television
7.50% 10/1/20	180,000	197,100
MDC Partners 144A
6.75% 4/1/20 #	185,000	198,413
Nara Cable Funding 144A
8.875% 12/1/18 #	200,000	218,500
ONO Finance II 144A
10.875% 7/15/19 #	234,000	259,740
RCN Telecom Services 144A
8.50% 8/15/20 #	100,000	105,500
Univision Communications
144A 8.50% 5/15/21 #	310,000	346,038
UPCB Finance VI 144A
6.875% 1/15/22 #	150,000	164,813
Virgin Media Finance 144A
6.375% 4/15/23 #	200,000	212,500
VTR Finance 144A
6.875% 1/15/24 #	200,000	205,292
		2,959,812
Services – 2.54%
Algeco Scotsman Global
Finance
144A 8.50% 10/15/18 #	165,000	180,675
144A 10.75% 10/15/19 #	280,000	309,400
Avis Budget Car Rental
5.50% 4/1/23	105,000	106,575
Carlson Wagonlit 144A
6.875% 6/15/19 #	200,000	215,000
Covanta Holding
5.875% 3/1/24	120,000	122,993
Darling Escrow 144A
5.375% 1/15/22 #	70,000	71,925
H&E Equipment Services
7.00% 9/1/22	170,000	187,850
M/I Homes
8.625% 11/15/18	85,000	92,331
Mattamy Group 144A
6.50% 11/15/20 #	190,000	192,850
MGM Resorts International
6.75% 10/1/20	55,000	60,913
7.75% 3/15/22	90,000	103,725
11.375% 3/1/18	145,000	188,863
PHH
6.375% 8/15/21	75,000	76,125
7.375% 9/1/19	100,000	109,500
Pinnacle Entertainment
7.75% 4/1/22 *	60,000	65,700
8.75% 5/15/20	30,000	33,150
PNK Finance 144A
6.375% 8/1/21 #	85,000	89,250
Seven Seas Cruises
9.125% 5/15/19	185,000	205,350
Taylor Morrison Communities
144A 5.625% 3/1/24 #	35,000	35,000
Watco 144A
6.375% 4/1/23 #	90,000	91,350
		2,538,525
Technology – 1.98%
Advanced Micro Devices
144A 6.75% 3/1/19 #	130,000	130,975
BMC Software Finance 144A
8.125% 7/15/21 #	210,000	221,813
First Data
144A 11.25% 1/15/21 #	230,000	262,775
144A 11.75% 8/15/21	265,000	284,875
First Data Holdings 144A PIK
14.50% 9/24/19 #*❆	110,000	110,000
Freescale Semiconductor
144A 6.00% 1/15/22 #	90,000	95,738
10.75% 8/1/20	15,000	17,513
j2 Global 8.00% 8/1/20	185,000	202,113
Micron Technology 144A
5.875% 2/15/22 #	200,000	209,500
NCR Escrow
144A 5.875% 12/15/21 #	50,000	53,750
144A 6.375% 12/15/23 #	165,000	177,375
Viasystems 144A
7.875% 5/1/19 #	195,000	210,356
		1,976,783
Utilities – 0.75%
AES
7.375% 7/1/21	133,000	151,953
8.00% 6/1/20	43,000	50,740
AES Gener 144A
8.375% 12/18/73 #•	200,000	212,500
Calpine
144A 5.875% 1/15/24 #	40,000	41,200
144A 6.00% 1/15/22 #	180,000	191,700

(continues)          NQ-DDF [2/14] 4/14 (12348) 9

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

	Principal	Value
	Amount°	(U.S. $)
Corporate Bonds (continued)
Utilities (continued)
Elwood Energy
8.159% 7/5/26	99,153	$107,581
		755,674
Total Corporate Bonds
(cost $29,349,103)		31,331,811

Senior Secured Loans – 4.99%«
Accelent 1st Lien
4.50% 2/21/21	230,000	230,863
Akorn Tranche B
4.50% 11/13/20	180,000	181,800
Applied Systems 1st Lien
4.25% 1/15/21	136,000	137,088
Applied Systems 2nd Lien
7.50% 1/15/22	137,000	140,425
Azure Midstream Tranche B
6.50% 10/21/18	150,000	151,875
BJ’s Wholesale Club 2nd Lien
8.50% 3/31/20	100,000	102,917
BJ’s Wholesale Club Tranche B
1st Lien 4.50% 9/26/19	95,000	95,730
BMC Software 1st Lien
5.00% 8/9/20	54,000	54,243
Borgata Tranche B 1st Lien
6.75% 8/15/18	190,000	192,217
Citycenter Holdings Tranche B
5.00% 10/9/20	190,000	192,205
Clear Channel Communi-
cations Tranche D
6.75% 1/30/19	315,000	309,853
Community Health Systems
Tranche D 4.25% 1/27/21	110,000	111,126
Drillships Financing Holding
Tranche B1
6.00% 2/17/21	199,774	204,228
Gentiva Health Services
Tranche B
6.50% 10/10/19	190,000	192,138
Gray Television
4.75% 10/11/19	204,000	205,721
Hostess Brands 1st Lien
6.75% 3/12/20	200,000	208,250
Hudson’s Bay 2nd Lien
8.25% 10/7/21	50,000	51,708
Ikaria 5.00% 2/4/22	206,000	207,700
Ineos U.S. Finance
4.00% 5/4/18	179,544	179,320
Kinetic Concepts Tranche E1
4.00% 5/8/18	185,000	185,879
LTS Buyer 2nd Lien
8.00% 3/15/21	28,463	29,032
Moxie Liberty Tranche B
7.50% 8/21/20	105,000	107,363
Moxie Patriot (Panda Power
Fund) Tranche B1
6.75% 12/18/20	100,000	103,000
Neiman Marcus Group
5.00% 10/18/20	199,500	202,049
Nuveen Investments 2nd Lien
6.50% 2/28/19	100,000	99,417
Otter Products Tranche B
5.25% 4/29/19	209,557	210,343
Panda Temple Power II
Tranche B 1st Lien
7.25% 3/28/19	105,000	107,858
Patheon 4.25% 1/23/21	215,000	214,597
Polymer Group Tranche B
5.25% 12/13/19	165,000	166,547
Rite Aid 2nd Lien
5.75% 8/3/20	97,000	99,449
Samson Investment 2nd Lien
5.00% 9/25/18	205,000	207,101
Vantage Drilling Tranche B 1st
Lien 5.75% 3/28/19	110,000	111,650
Total Senior Secured Loans
(cost $4,953,595)		4,993,692

10 NQ-DDF [2/14] 4/14 (12348)

(Unaudited)

	Number
	of
	Shares
Limited Partnership – 1.32%
Brookfield Infrastructure
Partners *	10,300	385,220
Lehigh Gas Partners *	34,800	933,684
Total Limited Partnership
(cost $977,829)		1,318,904

Preferred Stock – 0.81%
Ally Financial 144A 7.00% #	400	396,338
GMAC Capital Trust I
8.125% •	8,000	217,200
Regions Financial 6.375%	8,000	190,800
Total Preferred Stock
(cost $792,170)		804,338

	Principal	Value
	Amount°	(U.S. $)
Short-Term Investments – 1.28%
Repurchase Agreements – 1.03%
Bank of America Merrill Lynch
0.01%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price $268,498
(collateralized by U.S.
government obligations
0.625% - 1.75% 2/15/17
- 5/15/22; market value
$273,868)	268,498	268,498
Bank of Montreal
0.04%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price $44,750
(collateralized by U.S.
government obligations
0.00% - 0.25% 8/21/14 -
1/31/16; market value
$45,645)	44,750	44,750
BNP Paribas
0.05%, dated 2/28/14, to
be repurchased on 3/3/14,
repurchase price $714,755
(collateralized by U.S.
government obligations
1.375% - 2.375%
9/30/14 - 1/31/21; market
value $729,129)	714,752	714,752
		1,028,000
U.S. Treasury Obligation – 0.25%≠
U.S. Treasury Bill
0.065% 4/24/14	251,217	251,200
		251,200
Total Short-Term
Investments
(cost $1,279,192)		1,279,200
Total Value of Securities
Before Securities Lending
Collateral – 129.27%
(cost $104,380,732)		129,296,506

Securities Lending Collateral** – 3.96%
Investment Company
Delaware Investments
Collateral Fund No.1	3,965,808	3,965,808
Total Securities Lending
Collateral (cost $3,965,808)		3,965,808
Total Value of
Securities – 133.23%
(cost $108,346,540)		133,262,314 ■
Obligation to Return
Securities Lending
Collateral – (3.96%)		(3,965,808)
Borrowing Under Line of
Credit – (28.22%)		(28,225,000)
Liabilities Net of
Receivables and Other
Assets – (1.05%)		(1,047,415)
Net Assets – 100.00%		$100,024,091

(continues)          NQ-DDF [2/14] 4/14 (12348) 11

Schedule of investments (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At Feb. 28, 2014, the aggregate value of Rule 144A securities was $20,633,932, which represents 20.63% of the Fund’s net assets. See Note 7 in “Notes.”
*	Fully or partially on loan.
**	See Note 6 in “Notes” for additional information on securities lending collateral.
@	Illiquid security. At Feb. 28, 2014, the aggregate value of illiquid securities was $89,795, which represented 0.09% of the Fund’s net assets. See Note 7 in “Notes.”
✥	100% of the income received was in the form of additional par.
❆	100% of the income received was in the form of cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At Feb. 28, 2014, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets. See Note 1 in “Notes.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $4,325,757 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
•	Variable rate security. The rate shown is the rate as of Feb. 28, 2014. Interest rates reset periodically.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at Feb. 28, 2014.
ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at Feb. 28, 2014.

Summary of abbreviations:
ADR – American Depositary Receipt
PIK – Pay-in-kind
REIT – Real Estate Investment Trust

12 NQ-DDF [2/14] 4/14 (12348)

Notes

Delaware Investments® Dividend and Income Fund, Inc.
February 28, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Investments® Dividend and Income Fund, Inc. (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010 – Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on Feb. 28, 2014.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be returns of capital into distributions taxable as ordinary income. This tax effect can occur during times of extended market volatility. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) no longer applies to net capital losses of the Fund arising in Fund tax years beginning after the date of enactment.

(continues)	13

(Unaudited)

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes on and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2. Investments

At Feb. 28, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At Feb. 28, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of Investments	$108,616,182
Aggregate unrealized appreciation	$26,033,928
Aggregate unrealized depreciation	(1,387,796)
Net unrealized appreciation	$24,646,132

For federal income tax purposes, at November 30, 2013, capital loss carryforwards of $14,059,841 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $2,884,205 expires in 2016 and $11,215,636 expires in 2017.

On December 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

14

(Unaudited)

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of Feb. 28, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$77,182,410	$—	$—	$77,182,410
Convertible Preferred Stock[1]	1,777,620	1,452,974	89,795	3,320,389
Corporate Debt	—	40,397,573	—	40,397,573
Senior Secured Loans	—	4,993,692	—	4,993,692
Limited Partnership	1,318,904	—	—	1,318,904
Preferred Stock[1]	408,000	396,338	—	804,338
Short-Term Investments	—	1,279,200	—	1,279,200
Securities Lending Collateral	—	3,965,808	—	3,965,808
Total	$80,686,934	$52,485,585	$89,795	$133,262,314

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

1 Security type is valued across multiple levels. The amounts attributed to Level 1investments, Level 2 investments and Level 3 investments represent the following percentages of the total market value of security type. Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs, while Level 3 investments represent investments without observable inputs.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	53.54%	43.76%	2.70%	100.00%
Preferred Stock	50.72%	49.28%	—	100.00%

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2. Investments (continued)

During the period ended Feb. 28, 2014, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the Fair Valuation Procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s Net Asset Value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s Net Asset Value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers at the beginning of the period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Line of Credit

For the period ended Feb. 28, 2014, the Fund borrowed a portion of the money available to it pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that expires on Nov. 7, 2014. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At Feb. 28, 2014, the par value of loans outstanding was $28,225,000 at a variable interest rate of 1.02%. During the period ended Feb. 28, 2014, the average daily balance of loans outstanding was $28,225,000 at a weighted average interest rate of approximately 1.04%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

4. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount.

As of Feb. 28, 2014, the Fund had the following unfunded loan commitments:

Borrower
Entegris Bridge Loan	$145,000
Ortho-Clinical Bridge Loan	310,000

5. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives; 2) how they are accounted for; and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

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The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at Feb. 28, 2014.

Options Contracts — During the period ended Feb. 28, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies; to earn income; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change. No options contracts were outstanding at Feb. 28, 2014.

6. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by Delaware Management Company (DMC), a series of Delaware Management Business Trust, that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

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6. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At Feb. 28, 2014, the value of securities on loan was $4,325,757, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $695,448, and cash collateral of $3,965,808. At Feb. 28, 2014, the value of invested collateral was $3,965,808. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

7. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s Rating and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the period ended Feb. 28, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

8. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to Feb. 28, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

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Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: